Share Capital - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Price per share (in pounds per share) | £ / shares		£ 0.05
Number of shares authorized		200,000,000
Share capital | £		£ 10,000,000
Number of shares allotted, unrestricted, called up and fully paid (in shares)	105,326,638	105,326,638	105,017,401
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of shares subscribed from warrant maximum (in shares)	309,237